MANAGED GOVERNMENT SECURITIES FUND

                                MANAGED CASH FUND

                              MANAGED TAX-FREE FUND




--------------------------------------------------------------------------------







                                SEMIANNUAL REPORT
                                  JUNE 30, 1997
--------------------------------------------------------------------------------

Board of Directors

DAVID S. LEE^(1)                 Chairman of the Board; Managing Director,
                                 Scudder, Stevens & Clark, Inc.

EDGAR R. FIEDLER^(1)(2)(3)       Senior Fellow and Economic Counsellor,
                                 The Conference Board, Inc.

PETER B. FREEMAN^(2)(3)          Corporate Director and Trustee

ROBERT W. LEAR^(2)(3)            Executive-in-Residence and Visiting Professor,
                                 Columbia University Graduate School of Business

DANIEL PIERCE^(1)                President; Chairman of the Board, Scudder,
                                 Stevens & Clark, Inc.

                                 (1)Member of Executive Committee
                                 (2)Member of Nominating Committee
                                 (3)Member of Audit Committee

--------------------------------------------------------------------------------

Officers

DAVID S. LEE                     Chairman of the Board

DANIEL PIERCE                    President

STEPHEN L. AKERS                 Vice President

K. SUE COTE                      Vice President

CAROL L. FRANKLIN                Vice President

JERARD K. HARTMAN                Vice President

KATHRYN L. QUIRK                   Vice President

THOMAS W. JOSEPH                   Vice President and Assistant Secretary

THOMAS F. McDONOUGH                Vice President and Secretary

PAMELA A. McGRATH                  Vice President and Treasurer

Dear Shareholder:

Operated exclusively for institutions and their clients, Scudder Fund, Inc. provided competitive investment results in the first half of 1997. Scudder Fund, Inc. includes three separate money market funds -- Managed Government Securities Fund, Managed Cash Fund, and Managed Tax-Free Fund. Each Fund seeks to provide a high level of income while preserving capital and maintaining liquidity.

All three funds seek to maintain a net asset value of $1.00, and have done so since their inception. (There is no guarantee, of course, that each fund will maintain stable net asset values.) The Managed Tax-Free Fund seeks to provide income exempt from Federal income tax.

Total net assets for Managed Government Securities Fund, Managed Cash Fund and Managed Tax-Free Fund were $377 million on June 30, 1997, compared to $625 million at the start of the year. A table showing dividend payments and other financial information for the six months ended June 30, 1997 is on page 16. This table also shows dividend payments and financial information for each fund for the five years ended December 31, 1996. In addition, please see the following pages for financial statements for the six months ended June 30, 1997, as well as a list of each Fund's investments.

If you have any questions  concerning any of these funds,  please call toll free
(800) 854-8525 from any continental state.

                                                                 /s/David S. Lee
                                                                    David S. Lee
                                                                        Chairman

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                                       4

Managed Government Securities Fund
Statement of Net Assets (Unaudited)
June 30, 1997

                                                                 Maturity           Pricipal            Value
                                                                   Date              Amount           (Note 2a)
                                                             ---------------    ---------------    ---------------
Repurchase Agreements -- 6.8%

State Street Bank & Trust, dated 6/30/97 at 5.6%
   (proceeds at maturity $2,086,324) collateralized
   by $2,090,000 U.S. Treasury Bond, 6.0%, 8/31/97
   (cost $2,086,000) .......................................       7/1/97       $   2,086,000      $   2,086,000
                                                                                                   --------------
U.S. Agency Obligations-- 93.6%
Federal Farm Credit Bank Discount Note .....................       7/1/97           1,500,000          1,500,000
Federal Home Loan Bank Discount Note .......................       8/8/97           1,500,000          1,491,640
Federal Home Loan Bank Discount Note .......................      10/3/97           1,700,000          1,675,541
Federal Home Loan Bank Discount Note .......................     12/10/97           1,000,000            975,295
Federal Home Loan Mortgage Discount Note ...................      7/21/97           1,456,000          1,451,592
Federal Home Loan Mortgage Discount Note ...................      8/12/97           2,000,000          1,987,260
Federal Home Loan Mortgage Discount Note ...................       7/2/97           1,500,000          1,499,774
Federal Home Loan Mortgage Discount Note ...................       7/3/97           2,500,000          2,499,244
Federal National Mortgage Assoc. Discount Note .............      7/10/97           1,200,000          1,198,431
Federal National Mortgage Assoc. Discount Note .............      7/14/97           1,000,000            998,050
Federal National Mortgage Assoc. Discount Note .............      7/23/97           1,500,000          1,495,059
Federal National Mortgage Assoc. Discount Note .............      8/14/97           1,000,000            993,534
Federal National Mortgage Assoc. Discount Note .............      8/19/97           2,000,000          1,985,872
Federal National Mortgage Assoc. Discount Note .............      9/10/97           1,000,000            989,232
Federal National Mortgage Assoc. Discount Note .............      11/7/97           1,000,000            980,471
Federal National Mortgage Assoc. Discount Note .............      12/8/97           2,000,000          1,951,378
Federal National Mortgage Assoc. Floater 5.29% .............      9/14/97*          5,000,000          5,000,000

                                                                                                   --------------
Total U.S. Agency Obligations (cost $28,672,373) ..............................................       28,672,373
                                                                                                   --------------
Total Investments -- 100.4% (cost $30,758,373)** ..............................................       30,758,373
                                                                                                   --------------
Other Assets and Liabilities -- (0.4%)
Cash ..........................................................................................              616
Receivable for capital stock sold .............................................................           21,000
Interest receivable and other assets ..........................................................           59,312
Reimbursement from adviser ....................................................................           31,014
Dividend payable ..............................................................................         (139,534)
Accrued expenses (note 4) .....................................................................         (102,652)
                                                                                                   --------------
                                                                                                        (130,244)
                                                                                                   --------------

See notes to financial statements.

Net Assets -- 100.0%
Applicable to 30,628,129 shares of $.001 par value Capital Stock outstanding;
   3,000,000,000 shares authorized (note 7) ....................................................   $  30,628,129
                                                                                                   ===============
Net Asset Value Per Share ......................................................................        $1.00
                                                                                                      =========

*  Date of next interest rate change.

** Cost for federal income tax purposes.

See notes to financial statements.

Managed Cash Fund
Statement of Net Assets (Unaudited)
June 30, 1997

                                                                 Maturity           Pricipal            Value
                                                                   Date              Amount           (Note 2a)
                                                             ---------------    ---------------    ---------------
Certificates of Deposit -- 20.9%
ABN-AMRO Bank NV YCD 5.68% ................................       7/22/97       $  13,000,000      $  13,000,061
Chase Bank Delaware CD 5.81% ..............................       12/5/97          10,000,000         10,000,000
Sanwa Bank NY YCD 5.79% ...................................        9/9/97          10,000,000         10,000,348
Societe Generale YCD 5.75% ................................        1/5/98          10,000,000          9,993,944
Bank of Tokyo/Mitsubishi YCD 5.84% ........................        7/2/97           9,000,000          9,000,033
Bank of Tokyo/Mitsubishi ..................................       7/18/97           5,000,000          4,986,754
                                                                                                   --------------
Total Certificates of Deposit (cost $56,981,140) ................................................     56,981,140
                                                                                                   --------------
Commercial Paper -- 49.2%
Ameritech Corp. CP ........................................        8/6/97          10,000,000          9,944,150
Bank of Nova Scotia CP ....................................       8/26/97          10,000,000          9,913,356
Barclays US Funding CP ....................................      12/22/97          12,000,000         11,679,260
Centric Funding Corp CP ...................................       8/19/97          10,000,000          9,923,778
Ciesco, L.P. CP ...........................................       7/17/97          10,000,000          9,975,244
Credit Agricole CP ........................................       7/17/97          10,000,000          9,975,822
FCAR Owner Trust I CP .....................................       7/16/97          13,000,000         12,969,992
General Electric CAP Corp. CP .............................      12/10/97          10,000,000          9,748,450
Morgan (JP) & Company CP ..................................       12/1/97          10,000,000          9,762,850
Pitney Bowes CR Corp CP ...................................       9/17/97           8,000,000          7,902,240
Prudential Funding CP .....................................       8/19/97          10,000,000          9,924,458
Rincon Securities Inc. CP .................................        8/6/97          11,000,000         10,939,060
Dai Ichi Kangyo Bank BA ...................................        7/1/97           8,400,000          8,400,000
Dai Ichi Kangyo Bank BA ...................................        7/1/97           3,200,000          3,200,000
                                                                                                   --------------
Total Commercial Paper (cost $134,258,660) .......................................................   134,258,660
                                                                                                   --------------
Corporate Bond -- 23.0%
Bank One Columbus BK NT 5.69% .............................       7/1/97*          10,000,000          9,995,437
Bankers Trust Co F/R MTN 5.71% ............................       7/1/97*          10,000,000         10,000,000
MMR Funding 5.63% .........................................       7/3/97*           5,500,000          5,500,000
Student Loan Marketing Assoc. 5.24% .......................       7/1/97*          15,000,000         15,000,000
Student Loan Marketing Assoc. 5.26% .......................       7/1/97*          22,400,000         22,397,122
                                                                                                   --------------
Total Corporate Bond (cost $62,892,559) ..........................................................    62,892,559
                                                                                                   --------------
Repurchase Agreements -- 6.5%

State Street Bank & Trust, dated 6/30/97 at 5.60%
   (proceeds at maturity $17,707,754) collateralized
   by $17,705,000 U.S. Treasury Bond, 6.0%, 8/31/97
   (cost $17,705,000) .....................................        7/1/97          17,705,000         17,705,000
                                                                                                   --------------
Total Investments -- 99.6% (cost $271,837,359)** .................................................   271,837,359
                                                                                                   --------------

See notes to financial statements.

Other Assets and Liabilities -- 0.4%
Receivable for capital stock sold ..............................................................       1,586,038
Interest receivable and other assets ...........................................................       1,210,279
Cash ...........................................................................................             536
Dividend payable ...............................................................................      (1,166,433)
Payable for capital stock redeemed .............................................................        (370,841)
Management fee payable (note 4) ................................................................          (6,433)
Accrued expenses (note 4) ......................................................................        (184,504)
                                                                                                   --------------
                                                                                                       1,068,642
                                                                                                   --------------
Net Assets -- 100.0%
Applicable to 272,906,001 shares of $.001 par value Capital Stock outstanding;
   3,000,000,000 shares authorized (note 7) ....................................................  $  272,906,001
                                                                                                  ==============
Net Asset Value Per Share ......................................................................        $1.00
                                                                                                       =======

*  Date of next interest rate change.

** Cost for federal income tax purposes.

See notes to financial statements.

Managed Tax-Free Fund
Statement of Net Assets (Unaudited)
June 30, 1997


Credit                                                                                                  Pricipal           Value
Rating*         Short-Term Municipal Investments - 97.0%                                                 Amount          (Note 2a)
--------                                                                                               -----------      -----------
                Arizona
A1              Maricopa County Arizona Pollution Control Revenue, Palos Verde Project,
                   Series 1985 F, TECP, 3.4%, 7/17/97 ...............................................    2,100,000        2,100,000
MIG1            Pima County Industrial Development Authority Series 1985 SFE
                   Technologies, VRDN, 4.625%, 12/1/05 ...............................................    1,900,000        1,900,000
A1+             Pinal County, AZ, Pollution Control Revenue (Magma Copper), Series 1984,
                   Daily Demand Note, 4.0%, 12/1/09 .................................................      400,000          400,000
                                                                                                                         ----------
                        Total Arizona ...............................................................                     4,400,000
                                                                                                                         ----------
                California
A1              Corona Multi-Family Housing Revenue, 4.25%, 2/1/23 ..................................    2,000,000        2,000,000
A1+             Huntington Beach, CA, Multi-Family Housing Revenue, River Meadows
                   Apartments, Series B, Weekly Demand Bonds, 4%,10/1/05 ............................    3,800,000        3,800,000
SP1+            Los Angeles County, CA, Tax and Revenue Anticipation Notes, Series
                   1997 A, 4.5%, 6/30/98 ............................................................    1,000,000        1,006,240
SS&C            San Marcos, CA, Redevelopment Agency, Multi-Family Rental Housing
                   Agency, Series 1985, Weekly Demand Note, 4.25%, 6/1/05 ...........................    1,900,000        1,900,000
                                                                                                                         ----------
                        Total California ............................................................                     8,706,240
                                                                                                                         ----------
                District Of Columbia
A1+             District of Columbia, General Obligation, Series B1, Daily Demand Note,
                   4.1%, 6/1/03 .....................................................................      300,000          300,000
                                                                                                                         ----------
                Florida
A1+             Dade County, FL, Water and Sewer System Revenue, Series 1994, Weekly
                   Demand Note, FGIC Insured, 4.15%, 10/5/22 ........................................    2,000,000        2,000,000
MIG1            Jackonsville Florida Pollution Control Revenue, Florida Power and Light,
                   Series 1994, TECP, 3.7%, 9/16/97 .................................................    1,000,000        1,000,000
A1              Sarasota County, Florida Public Hospital District, Sarasota Memorial
                   Hospital Series 1993a TECP, 3.75%, 8/8/97 ........................................    2,500,000        2,500,000
                                                                                                                         ----------
                        Total Florida ...............................................................                     5,500,000
                                                                                                                         ----------
                Georgia
A1+             Burke County, Georgia, Development Authority, Pollution Control Revenue,
                   Oglethorpe Power, Weekly Demand Bonds, 4.15%, 1/16/16 ............................    1,200,000        1,200,000
A1+             Turner County Industrial Development Revenue Coats & Clark Inc., Series
                   1984, VRDN, 3.85%, 10/1/98 .......................................................    1,600,000        1,600,000
                                                                                                                         ----------
                        Total Georgia ...............................................................                     2,800,000
                                                                                                                         ----------
                Illinois
A1+             O'Hare International Airport, General Airport Second Lien,
                   Series A, Weekly Demand Note, 4.2%, 1/1/15 .......................................    1,500,000        1,500,000
                                                                                                                         ----------
                Indiana
A1+             City of Sullivan, National Rural Utilities Cooperative Finance Corp.,
                   Hoosier Energy Rural Energy, 3.65%, 8/26/97 ......................................    1,000,000        1,000,000
MIG1            Indiana Bond Bank, Advance Funding Notes, Series 1997 A-2, 4.25%,
                   1/21/98 ..........................................................................    1,000,000        1,002,970
A1              Rockport, Indiana Pollution Control Revenue AEP Generating Co., Project B,
                   Daily Demand Note, 4.05%, 7/1/25 .................................................      800,000          800,000
                                                                                                                         ----------
                        Total Indiana ...............................................................                     2,802,970
                                                                                                                         ----------

See notes to financial statements.


Credit                                                                                                  Pricipal           Value
Rating*                                                                                                  Amount          (Note 2a)
--------                                                                                               -----------      -----------
                Kansas
A1+             Burlington Kansas Power and Light Pollution Control Revenue, Series
                   1987 B, TECP, 3.8%, 7/24/97 ......................................................    2,000,000        2,000,000
                                                                                                                         ----------
                Kentucky
MIG1            Mayfield, KY, Multi-City Lease Revenue Kentucky League of Cities
                   Funding Trust, Weekly Demand Note, Series 1996, 4.3%, 7/1/26 .....................    1,000,000        1,000,000
                                                                                                                         ----------
                Louisiana
P1              West Baton Rouge, Louisiana Industrial District #3, Series 1987, TECP,
                   3.65%, 7/9/97 ....................................................................    1,400,000        1,400,000
                                                                                                                         ----------
                Massachusetts
SP1             Massachusetts Bay Transportation Authority, MA, Series B, 4.75%,
                   9/5/97 ...........................................................................    1,000,000        1,001,391
SP1+            Massachusetts Health & Educational Facilities Authority, Series D, Weekly
                   Demand Note, MBIA Insured, 3.9%, 1/1/35 ..........................................      500,000          500,000
                                                                                                                         ----------
                        Total Massachusetts .........................................................                     1,501,391
                                                                                                                         ----------
                Missouri
SP1+            Missouri HEFA School District Advance Funding Notes, Series 1996 C,
                   Kansas City School District, 4.5%, 9/8/97 ........................................    1,000,000        1,001,093
P1              St. Louis Industrial Development Authority Kirkwood Project Series 1985,
                   VRDN, 4.25%, 12/1/15 .............................................................    1,000,000        1,000,000
                                                                                                                         ----------
                        Total Missouri ..............................................................                     2,001,093
                                                                                                                         ----------
                Nebraska
P1              Nebraska Public Power District (All Districts), Series 1996, TECP, 3.7%,
                   8/26/97 ..........................................................................    2,060,000        2,060,000
                                                                                                                         ----------
                New Mexico
A1+             Albuquerque, NM, Gross Receipts/Lodgers Tax, Series 1991, Weekly
                   Demand Note, 4.20%, 7/1/22 .......................................................    2,000,000        2,000,000
SS&C            Belen Industrial Revenue Refunding Bond United Desiccants Project,
                   VRDN, 4.35%, 4/1/00 ..............................................................      700,000          700,000
                                                                                                                         ----------
                        Total New Mexico ............................................................                     2,700,000
                                                                                                                         ----------
                New York
A1+             Municipal Assistance Corp For New York City, Series K1, Weekly Demand
                   Note, 4.05%, 7/1/08 ..............................................................    1,000,000        1,000,000
MIG1            Nassau County, NY, General Obligation Notes, Series 1996, 4.25%,
                   8/15/97 ..........................................................................    1,000,000        1,000,837
                                                                                                                         ----------
                        Total New York ..............................................................                     2,000,837
                                                                                                                         ----------
                Ohio
MIG1            Cuyahoga County, OH, Health & Education, University Hospital of
                   Cleveland, Daily Demand Note, 4.20%, 1/1/16 ......................................    1,600,000        1,600,000
A1+             Ohio State University Revenue, General Receipts Bonds, Weekly Variable
                   Rate Demand Bond, Series 1986 B, 4.15%, 12/1/06 ..................................    1,600,000        1,600,000
                                                                                                                         ----------
                        Total Ohio ..................................................................                     3,200,000
                                                                                                                         ----------
                Pennsylvania
MIG1            Delaware Valley Finance Authority, 4.15%, 12/1/20 ...................................    1,600,000        1,600,000


See notes to financial statements.


Credit                                                                                                  Pricipal           Value
Rating*                                                                                                  Amount          (Note 2a)
--------                                                                                               -----------      -----------
SS&C            Elk County Pennsylvania Industrial Development Authority, Series 1989,
                   Weekly Demand Note, 4.41%, 3/1/04 ................................................      750,000          750,000
SS&C            Philadelphia, PA, School District Tax and Revenue Anticipation Notes,
                   Series 1993, MBIA Insured, 4.5%, 7/1/98 ..........................................    1,000,000        1,005,824
SP1+            Temple University of the Commonwealth, PA, Higher Education, Series
                   1997, FGIC Insured, 4.75%, 5/18/98 ...............................................    2,000,000        2,014,374
                                                                                                                         ----------
                        Total Pennsylvania ..........................................................                     5,370,198
                                                                                                                         ----------
                South Carolina
MIG1            South Carolina Jobs-Economic Development Authority, Franciscan Sisters
                   of the Poor, St. Francis Hospital, Variable Rate Daily Demand Note,
                   4.1%, 7/1/22 .....................................................................    1,990,000        1,990,000
A1              South Carolina Public Service Authority, Series 1997, TECP, 3.45%,
                   7/22/97 ..........................................................................    1,000,000        1,000,000
                                                                                                                         ----------
                        Total South Carolina ........................................................                     2,990,000
                                                                                                                         ----------
                Tennessee
MIG1            Clarksville, TN, Public Building Authority Pooled Financing, Series 1990,
                   Weekly Demand Note, MBIA Insured, 4.15%, 7/1/13 ..................................    2,585,000        2,585,000
A1+             Metropolitan Nashville Airport Authority, TN, Special Facilities Revenue,
                   American Airlines, Variable Rate Demand Note, 4.1%, 10/1/12 ......................      600,000          600,000
                                                                                                                         ----------
                        Total Tennessee .............................................................                     3,185,000
                                                                                                                         ----------
                Texas
A1+             Port Development Corp., TX, Marine Terminal Refunding Revenue, Stolt
                   Terminals, Series 1989, Weekly Demand Note, 4.2%, 1/15/14 ........................    1,500,000        1,500,000
A1+             San Antonio, Texas Water System Revenue, Series 1995, TECP, 3.65%,
                   9/19/97 ..........................................................................    1,500,000        1,500,000
A1+             San Antonio, TX, Electric & Gas City Public Services, Series 1995 A,
                   TECP, 3.7%, 10/16/97 .............................................................    1,000,000        1,000,000
A1+             San Antonio, TX, Electric & Gas City Public Services, TECP, 3.6%,
                   10/9/97 ..........................................................................    1,000,000        1,000,000
SS&C            San Antonio, TX, Industrial Development Authority, River Center
                   Associates Project, Weekly Demand Note, 4.25%, 12/1/12 ...........................    1,000,000        1,000,000
MIG1            State of Texas Tax and Revenue Anticipation Notes Series 1996, 4.75%,
                   8/29/97 ..........................................................................    1,000,000        1,001,279
SP1+            Texas Tax and Revenue Anticipation Notes, Series 1996, 4.75%,
                   8/29/97 ..........................................................................    2,000,000        2,003,890
                                                                                                                         ----------
                        Total Texas .................................................................                     9,005,169
                                                                                                                         ----------
                Vermont
SS&C            Vermont Industrial Development, Vermont Marble Company Series 1984
                   VRDN, 4.42%, 12/1/04 .............................................................    3,575,000        3,575,000
MIG1            Vermont Student Assistance Corporation, VRDN, 3.8%, 1/1/04 ..........................    2,500,000        2,500,000
                                                                                                                         ----------
                        Total Vermont ...............................................................                     6,075,000
                                                                                                                         ----------
                Virginia
MIG1            Town Of Louisa, Virginia Pollution Control Revenue, Virginia Electric Power
                   Company 1987, TECP, 3.8%, 8/13/97 ................................................    1,000,000        1,000,000
                                                                                                                         ----------
                Total Investment Portfolio -- 97.0% (Cost $71,497,898)** ............................                    71,497,898
                                                                                                                         ----------

See notes to financial statements.

Other Assets and Liabilities -- 3.0%
Cash ........................................................................................................             2,699,629
Receivable for investments sold .............................................................................               210,000
Receivable for capital stock sold ...........................................................................                 8,362
Interest receivable and other assets ........................................................................               579,804
Dividend payable ............................................................................................              (184,805)
Payable for investments purchased ...........................................................................            (1,006,240)
Payable for capital stock redeemed ..........................................................................               (10,156)
Management fee payable (note 4) .............................................................................               (25,226)
Accrued expenses (note 4) ...................................................................................              (108,501)
                                                                                                                       -------------
                                                                                                                          2,162,867
                                                                                                                       -------------
Net Assets -- 100.0%
Applicable to 73,660,765 shares of $.001 par value Capital Stock outstanding;
1,000,000,000 shares authorized (note 7) ....................................................................          $ 73,660,765
                                                                                                                       =============
Net Asset Value Per Share ...................................................................................              $1.00
                                                                                                                          =======

**  Cost for federal income tax purposes.

* Credit ratings (unaudited) shown are either by Moody's Investors Service, Inc., Standard & Poor's Corporation or Scudder, Stevens & Clark

         Standard &
Moody's  Poor's

P1       A1/A1+             Commercial paper of the highest quality.

MIG1     SP1/SP1+           Short-term tax-exempt instrument of the best
                            quality with strong protection.

VMIG1 Short-term tax-exempt variable rate demand instrument of the best quality with strong protection.

Abbreviations used in the statement:

TECP     Tax Exempt Commercial Paper     VRDN     Variable Rate Demand Note

GO       General Obligation              RAN      Revenue Anticipation Note

TAN      Tax Anticipation Note           TRAN     Tax Revenue Anticipation Note

SS&C     These securities are not rated
         by either Moody's or Standard
         & Poor's. Scudder has
         determined that these
         securities are of comparable
         quality to rated acceptable
         notes on a cash flow basis and
         are of appropriate credit for
         the standards required by the
         Fund's investment objective.

See notes to financial statements.

Statement of Operations (Unaudited)
For the six months ended June 30, 1997

                                                      Managed
                                                     Government      Managed      Managed
                                                     Securities       Cash        Tax-Free
                                                        Fund          Fund          Fund
                                                    ------------  ------------  ------------
Investment Income:
Interest Income .................................   $    891,831  $  9,259,592  $  1,936,092
                                                    ------------  ------------  ------------
Expenses:
Management fee ..................................         65,977       675,461       217,261
Shareholder services ............................         43,589       267,275       126,675
Directors' fees and expenses ....................          5,453         7,400         7,008
Custodian and accounting fees ...................         21,811        44,812        20,502
Auditing ........................................          3,069        12,118          (897)
Professional services ...........................         31,033        44,007         7,118
Reports to shareholders .........................          1,132         9,373         2,419
Interest expense ................................             --            --        12,470
Registration fees ...............................         11,399        22,739        13,166
Miscellaneous ...................................          4,176         7,113         2,497
                                                    ------------  ------------  ------------
Total expenses before reductions ................        187,639     1,090,298       408,219
Expense reductions ..............................        (96,991)     (174,274)           --
                                                    ------------  ------------  ------------
   Expenses, net ................................         90,648       916,024       408,219
                                                    ------------  ------------  ------------
Net investment income and increase in net
   assets from operations .......................   $    801,183  $  8,343,568  $  1,527,873
                                                    ============  ============  ============


See notes to financial statements.

Statements of Changes in Net Assets
As of June 30, 1997

                                                     Managed Government
                                                      Securities Fund
                                             --------------------------------
                                                Six Months
                                              Ended June 30,     Year Ended
                                                   1997         December 31,
                                               (Unaudited)          1996
                                             ---------------   --------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income and increase
      in net assets from operations .......  $       801,183   $    3,380,075
   Dividends (notes 2b and 2d) ............         (801,183)      (3,380,075)
                                             ---------------   --------------
                                                     --              --
                                             ---------------   --------------
Capital Stock Transactions (note 7):
   Proceeds from sale of shares ...........       70,150,772      475,466,734
   Net asset value of shares issued in
      reinvestment of dividends ...........          199,448        2,288,409
                                             ---------------   --------------
                                                  70,350,220      477,755,143
   Cost of shares redeemed ................      (67,640,378)    (499,812,580)
                                             ---------------   --------------
   Increase (decrease) in net assets
      from capital stock transactions .....        2,709,842      (22,057,437)
                                             ---------------   --------------
Total increase (decrease) in net assets ...        2,709,842      (22,057,437)
Net Assets:
Beginning of year .........................       27,918,287       49,975,724
                                             ---------------   --------------
End of year ...............................  $    30,628,129   $   27,918,287
                                             ===============   ==============

See notes to financial statements.

                                                        Managed Cash Fund                   Managed Tax-Free Fund
                                                --------------------------------     --------------------------------
                                                   Six Months                           Six Months
                                                 Ended June 30,     Year Ended        Ended June 30,     Year Ended
                                                      1997         December 31,            1997         December 31,
                                                  (Unaudited)          1996            (Unaudited)          1996
                                                ---------------   --------------     ---------------  ---------------
Increase (Decrease) in Net Assets:
Operations:
   Net investment income and increase
      in net assets from operations .......     $     8,343,568  $    18,268,673     $     1,527,873  $     4,176,664
   Dividends (notes 2b and 2d) ............          (8,343,568)     (18,268,673)         (1,527,873)      (4,176,664)
                                                ---------------  ---------------     ---------------  ---------------
                                                        --               --                  --               --
                                                ---------------  ---------------     ---------------  ---------------
Capital Stock Transactions (note 7):
   Proceeds from sale of shares ...........         881,986,044    2,285,419,535         195,341,875      605,388,558
   Net asset value of shares issued in
      reinvestment of dividends ...........           4,030,760       10,791,498             541,073        2,369,718
                                                ---------------  ---------------     ---------------  ---------------
                                                    886,016,804    2,296,211,033         195,882,948      607,758,276
   Cost of shares redeemed ................      (1,044,409,078)  (2,236,431,853)       (287,675,572)    (580,696,936)
                                                ---------------  ---------------     ---------------  ---------------
   Increase (decrease) in net assets
      from capital stock transactions .....        (158,392,274)      59,779,180         (91,792,624)      27,061,340
                                                ---------------  ---------------     ---------------  ---------------
Total increase (decrease) in net assets ...        (158,392,274)      59,779,180         (91,792,624)      27,061,340
Net Assets:
Beginning of year .........................         431,298,275      371,519,095         165,453,389      138,392,049
                                                ---------------  ---------------     ---------------  ---------------
End of year ...............................     $   272,906,001  $   431,298,275     $    73,660,765  $   165,453,389
                                                ===============  ===============     ===============  ===============

See notes to financial statements.

Financial Highlights
The following table includes selected data for a share outstanding throughout each period and other performance Information derived from the financial statements.

                                                                                                 Ratio of   Ratio of Net
                                                                                                Operating    Investment
                                Net Assets                                Net Assets             Expenses      Income     Net Assets
                                Value, at           Net                    Value at             to average    to average    End of
                                 Begining        Investment   Dividends      End      Total       Daily         Daily       Period
       Period                   of Period          Income       Paid      of Period   Return   Net Assets(a)  Net Assets   (million)
------------------------------  ---------        ---------    ---------  ----------- --------- ------------   ----------   ---------
Managed Government
   Securities Fund
   Six months ended 6/30/97**.   $ 1.00           $ .024       $ (.024)     $ 1.00     2.43%*      0.55%         4.85%         $31
   Year ended 12/31/96 .......     1.00             .048         (.048)       1.00     4.91*       0.55          4.81           28
   Year ended 12/31/95 .......     1.00             .054         (.054)       1.00     5.49*       0.55          5.36           50
   Year ended 12/31/94 .......     1.00             .037         (.037)       1.00     3.75*       0.55          3.61           69
   Year ended 12/31/93 .......     1.00             .026         (.026)       1.00     2.68*       0.55          2.65           92
   Year ended 12/31/92 .......     1.00             .035         (.035)       1.00     3.51*       0.55          3.39          151
Managed Cash Fund
   Six months ended 6/30/97**.     1.00             .025         (.025)       1.00     2.48        0.55          4.94          273
   Year ended 12/31/96 .......     1.00             .049         (.049)       1.00     4.97*       0.55          4.86          431
   Year ended 12/31/95 .......     1.00             .054         (.054)       1.00     5.57*       0.55          5.45          372
   Year ended 12/31/94 .......     1.00             .038         (.038)       1.00     3.86*       0.55          3.84          367
   Year ended 12/31/93 .......     1.00             .028         (.028)       1.00     2.81*       0.55          2.78          324
   Year ended 12/31/92 .......     1.00             .037         (.037)       1.00     3.74*       0.55          3.76          305
Managed Tax-Free Fund
   Six months ended 6/30/97**.     1.00             .014         (.014)       1.00     1.40        0.75          2.82           74
   Year ended 12/31/96 .......     1.00             .028         (.028)       1.00     2.88        0.72          2.84          165
   Year ended 12/31/95 .......     1.00             .032         (.032)       1.00     3.30        0.79          3.25          138
   Year ended 12/31/94 .......     1.00             .023         (.023)       1.00     2.29        0.77          2.26          125
   Year ended 12/31/93 .......     1.00             .018         (.018)       1.00     1.85        0.78          1.83          107
   Year ended 12/31/92 .......     1.00             .025         (.025)       1.00     2.56        0.77          2.54           91

(a) The annualized operating expense ratio including expenses reimbursed, management fee and other expenses not imposed would have been, for the Managed Government Securities Fund, and Managed Cash Fund, 1.14% and .65% for the six-month period ended June 30, 1997, respectively; 0.77%, and 0.62%, for the year ended December 31, 1996, respectively; 0.86%, and 0.68%, for the year ended December 31, 1995, respectively; 0.84%, and 0.68%, for the year ended December 31, 1994, respectively; 0.77%, and 0.66%, for the year ended December 31, 1993, respectively; 0.76%, and 0.64%, for the year ended December 31, 1992, respectively.
* Total returns are higher, for the periods indicated, due to the maintenance of the Fund's expenses.
**  Unaudited.

Notes To Financial Statements

1. Organization

      Scudder Fund, Inc. (the "Company") is an open-end diversified management investment company which currently includes three active money market investment portfolios: Managed Government Securities Fund, Managed Cash Fund, and Managed Tax-Free Fund (collectively, the "Funds"). The Board of Directors of the Company has approved a multi-class system for each Fund effective July 7, 1997, such that the following portfolios of the Fund may offer two classes of shares, Institutional Class and Managed Class for Scudder Tax Free Money Market Series (formerly known as Managed Tax-Free Fund) and Scudder Government Money Market Series (formerly known as Managed Government Securities Fund), and the following may offer three classes of shares, Institutional Class, Managed Class and Premium Money Market Class for Scudder Money Market Series (formerly known as Managed Cash Fund).

2. Significant Accounting Policies

      Significant accounting policies followed by the Company are:

      (a) Security Valuation--Each of the Funds values its investments using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market.

      (b) Federal Income Taxes--The Company's policy is to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all taxable and tax-exempt income, including any realized net capital gains, to shareholders. Therefore, no Federal income tax provision is required.

      (c) Allocation of Expenses--Expenses not directly chargeable to a specific Fund are allocated primarily on the basis of relative net assets of the Company.

      (d) Dividends--Dividends from net investment income are declared each business day to shareholders of record that day for payment on the first business day of the following month.

      (e) Other--Investment transactions are recorded on trade dates. Interest income, including the accretion or amortization of discount or premium, is recorded on the accrual basis. Discounts or premiums on securities purchased are accreted or amortized, respectively, on a straight line basis over the life of the respective securities. Distributions to shareholders are recorded on the ex-dividend dates.

3. Repurchase Agreements

      It is the Company's policy to obtain possession, through its custodian, of the securities underlying each repurchase agreement to which it is a party, either through physical delivery or book entry transfer in the Federal Reserve System or Participants Trust Company. Payment by the Company in respect of a repurchase agreement is authorized only when proper delivery of the underlying securities is made to the Company's custodian. The Company's investment manager values such underlying securities each business day using quotations obtained from a reputable, independent source. If the Company's investment manager determines that the value of such underlying securities (including accrued interest thereon) does not at least equal the value of each repurchase agreement (including accrued interest thereon) to which such securities are subject, it will ask for additional securities to be delivered to the Company's custodian. In connection with each repurchase agreement transaction, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Company may be delayed or limited.

4. Management Fee and Other Transactions with Affiliates

      The Company retains Scudder, Stevens & Clark, Inc. ("Scudder") as investment manager for the Funds, pursuant to investment advisory agreements between Scudder and the Company on behalf of each such Fund, for a management fee payable each month, based upon the average daily value of each Fund's net assets, at annual rates of 0.40% on the first $1.5 billion and 0.35% on any amount in excess thereof. Scudder agreed not to impose a portion of its management fee until July 6, 1997, to the extent necessary so that expenses of each of the Managed Government Securities Fund and the Managed Cash Fund do not exceed 0.55%, of the average daily net assets of each Fund.

      For the six months ended June 30, 1997, Scudder did not impose fees amounting to $65,977 and $174,274 on the Managed Government Securities Fund and the Managed Cash Fund, respectively. In addition, Scudder's reimbursement payable to the Managed Government Fund was $30,013.

      On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close in the fourth quarter of 1997.

      Scudder Service Corporation ("SSC"), a subsidiary of Scudder, is the Company's shareholder service, transfer and dividend disbursing agent. For the six months ended June 30, 1997, the amount charged to the Company by SSC aggregated $15,714 for the Managed Government Securities Fund, $27,791 for the Managed Cash Fund, and $15,714 for the Managed Tax-Free Fund, of which $2,619, $3,169, and $2,619 respectively, remain unpaid at June 30, 1997.

      Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Funds. For the six months ended June 30, 1997, the amount charged to the Funds by SFAC aggregated $15,000 for the Managed Government Securities Fund, $23,030 for the Managed Cash Fund, and $17,262 for the Managed Tax-Free Fund, of which $2,500, $3,503, and $2,500, respectively, remain unpaid at June 30, 1997.

      The Company has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Funds constituting the Company aggregated $215,455, an applicable portion of which is included in accrued expenses of each such Fund.

5. Shareholder Services

      Each of the Funds has special arrangements with certain banks, institutions and other persons under which they receive compensation from the Funds and Scudder for performing shareholder servicing functions for their customers who own shares in the Funds from time to time. For the six months ended June 30, 1997, payments by the Funds pursuant to these arrangements aggregated $25,605 for the Managed Government Securities Fund, $222,442 for the Managed Cash Fund and $110,559 for the Managed Tax-Free Fund.

6. Shareholder Service, Administration and Distribution Plan

      The Company has a Shareholder Service, Administration and Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 under which participating organizations which enter into agreements with the Company and Scudder may receive a fee of up to 0.25% on an annual basis from each Fund of the Company and Scudder. Such fee is calculated on the average daily net assets of the Company for which such participating organizations are responsible. No payments have been made by the Company for shareholder service, administration and distribution assistance under this plan other than as indicated in Note 5 above.

7. Capital Stock

      At June 30, 1997, the Company had 10,000,000,000 shares of $.001 par value capital stock authorized, of which 3,000,000,000 shares each have been designated for the Managed Government Securities Fund and Managed Cash Fund and 1,000,000,000 shares have been designated for the Managed Tax-Free Fund. Net paid in capital in excess of par value was $30,597,501, for the Managed Government Securities Fund, $272,633,095 for the Managed Cash Fund and $73,587,104 for the Managed Tax-Free Fund.

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                                       19

                               Managed Government
                                 Securities Fund
                                Managed Cash Fund
                              Managed Tax-Free Fund
                    345 Park Avenue, New York, New York 10154
                                 (800) 854-8525

    Investment Manager
    Scudder, Stevens & Clark, Inc.
    345 Park Avenue
    New York, New York 10154

    Distributor
    Scudder Investor Services, Inc.
    Two International Place
    Boston, Massachusetts 02110

    Custodian
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

    Fund Accounting Agent
    Scudder Fund Accounting Corporation
    Two International Place
    Boston, Massachusetts 02110

    Transfer Agent and
    Dividend Disbursing Agent
    Scudder Service Corporation
    P.O. Box 9242
    Boston, Massachusetts 02205

    Legal Counsel
    Dechert Price & Rhoads
    Boston, Massachusetts 02109

                                -----------------

    The Funds are neither insured nor guaranteed by the U.S. Government. Each Fund intends to maintain a net asset value per share of $1.00 but there is no assurance that it will be able to do so.

    This report is for the information of the shareholders. Its use in connection with any offering of the Company's shares is authorized only in case of a concurrent or prior delivery of the Company's current prospectus.





                               MANAGED GOVERNMENT
                                 SECURITIES FUND

                                MANAGED CASH FUND

                              MANAGED TAX-FREE FUND



















                                SEMIANNUAL REPORT
                                  JUNE 30, 1997